ACQUISITIONS - X-Elio (Details) € in Millions, $ in Millions	1 Months Ended	4 Months Ended	12 Months Ended
	Oct. 31, 2019	Aug. 31, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	40.00%	31.00%
X-Elio
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture			50.00%
Economic interest in joint venture			12.50%
Investments in joint ventures			$ 138	€ 124